Debt Instruments at Amortized Cost - Additional Information (Detail) ₱ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Jan. 28, 2022 PHP (₱)	Dec. 02, 2021 PHP (₱)	Mar. 09, 2021 PHP (₱)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Feb. 28, 2013 PHP (₱)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments							₱ 607,000		₱ 1,153,000
Three-Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond			3 years
Face value of retail treasury bond			₱ 100,000
Maturity on face value of retail treasury bond			Mar. 09, 2024
Gross coupon rate			2.375%
Interest income, net of withholding tax							1,500
Investment in debt securities and other long-term investments							100,000
5.5 Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond		5 years 6 months
Face value of retail treasury bond		₱ 300,000
Maturity on face value of retail treasury bond		Jun. 02, 2027
Gross coupon rate		4.625%
Interest income, net of withholding tax							904
Investment in debt securities and other long-term investments							300,000
0.90% Two Year Time Deposit [Member] | BDO Unibank, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate					0.90%
Interest income, net of withholding tax							3,100	$ 63	1,900	$ 39
Investment in debt securities and other long-term investments					$ 10,000				480,000
Time deposit maturity date					Jun. 29, 2022
Long term fixed rate time deposit interest period					30 days
1.00% Two Year Time Deposit [Member] | BDO Unibank, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate				1.00%
Interest income, net of withholding tax							3,400	69	2,100	43
Investment in debt securities and other long-term investments				$ 10,000					480,000
Time deposit maturity date				Jul. 02, 2022
Long term fixed rate time deposit interest period				30 days
2.00% Two Year Time Deposit [Member] | BDO Unibank, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate				2.00%
Interest income, net of withholding tax							3,500	$ 68	1,400	$ 30
Investment in debt securities and other long-term investments				$ 2,000			₱ 207,000		193,000
Long term fixed rate time deposit interest period				360 days
2.00% Two Year Time Deposit [Member] | BDO Unibank, Inc. [Member] | Minimum [Member]
Disclosure of detailed information about financial instruments [Line Items]
Time deposit maturity date				Jul. 29, 2022
2.00% Two Year Time Deposit [Member] | BDO Unibank, Inc. [Member] | Maximum [Member]
Disclosure of detailed information about financial instruments [Line Items]
Time deposit maturity date				Aug. 01, 2022
Seven Year GT Capital Bond [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate						4.84%
Interest income, net of withholding tax									₱ 1,000
Investment in debt securities and other long-term investments						₱ 150,000
Time deposit maturity date						Feb. 27, 2020
Two-Year BDO ASEAN Sustainable Bond [Member] | Smart Communications, Inc. [Member] | Entering Into Significant Liabilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate	2.90%
Investment in debt securities and other long-term investments	₱ 100,000
Time deposit maturity date	Jan. 28, 2024